Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
(the “Trusts”)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled “Summary Information about the Funds” for Schroder International Alpha Fund, the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Advisor Shares		Investor Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	0.59	%(1)	0.51%
Total Annual Fund Operating Expenses	1.64%		1.31%
Less: Expense Reimbursement(2)	0.34%		0.36%
Net Annual Fund Operating Expenses	1.30%		0.95%

(1) Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.

(2) The Fund’s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Advisor Shares, exceed 1.30% of Advisor Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.95% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
Advisor Shares (whether or not shares are redeemed)	$132	$484	$860	$1,915
Investor Shares (whether or not shares are redeemed)	$97	$380	$684	$1,548

In the section entitled “Summary Information about the Funds” for Schroder International Multi-Cap Value Fund, the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Advisor Shares		Investor Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	2.74	%(1)	2.60%
Acquired Fund Fees & Expenses	0.01%		0.01%
Total Annual Fund Operating Expenses	3.80%		3.41%
Less: Expense Reimbursement(2)	2.49%		2.45%
Net Annual Fund Operating Expenses(3)	1.31%		0.96%

(1) Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.

(2) The Fund’s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Advisor Shares, exceed 1.30% of Advisor Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.95% of Investor Shares’ average daily net assets.  The expense limitation may only be terminated during its term by the Board of Trustees.

(3) “Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares, and 0.95% for Investor Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
Advisor Shares (whether or not shares are redeemed)	$133	$931	$1,748	$3,877
Investor Shares (whether or not shares are redeemed)	$98	$819	$1,563	$3,529

Payments to Financial Intermediaries

In the section entitled “Payments to Financial Intermediaries,” the first paragraph is hereby replaced with the following:

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative, recordkeeping, and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.

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In addition to amounts paid to these financial intermediaries by SFA, the Funds’ distributor, out of 12b-1 fees received by it from the Funds, SFA, Schroders, or any of their affiliates, may from time to time, from their own assets, make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or for distribution-related services.  Each Fund, with respect to its Advisor Shares, may reimburse SFA, Schroders, or their affiliates for a portion of those payments related to sub-administration, sub-transfer agency, or other shareholder services; the amount of that reimbursement is limited to 0.10% of a Fund’s Advisor Shares’ average daily net assets.  This reimbursement is in addition to payments by the Funds under their Rule 12b-1 plans; the amount of the reimbursement paid by the Funds is reviewed periodically by the Trustees.

Re-Opening of Schroder U.S. Small and Mid Cap Opportunities Fund

Effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be available for purchase by investors generally.  References in the Prospectus to the Fund being closed to new investors are hereby deleted.

PRO-SUP-03-2012

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Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
(the “Trusts”)

Supplement dated March 21, 2012 to
the Statement of Additional Information (the “SAI”) dated March 1, 2012

The following supplements the Statement of Additional Information of the Trusts to reflect that James D. Vaughn has retired from serving as a Disinterested Trustee of the Boards of Trustees of the Trusts (the “Boards”), and Mark D. Gersten has been appointed as a Disinterested Trustee of the Boards.  Accordingly, the SAI is hereby revised as follows.

In the second paragraph of the subsection “The Boards of Trustees” within the section “Management of the Trusts,” the third sentence is hereby replaced with the following:

Each of those committees is currently composed of all of the Disinterested Trustees of the applicable Trust (currently, Ms. Cannella and Messrs. Calhoun and Gersten), allowing all the Disinterested Trustees to participate in the full range of each Board of Trustees’ oversight duties.

In the subsection “Disinterested Trustees” within the section “Management of the Trusts,” the following row is hereby added to the table and the footnotes are hereby replaced with the following:

Name, Age and Address of Disinterested Trustee	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Outside of Schroders Fund Complex
Mark D. Gersten*, 61 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 2012 (Schroder Capital Funds (Delaware), Schroder Series Trust and Schroder Global Series Trust)	Senior Vice President — Global Fund Administration, Mutual and Alternative Funds, AllianceBernstein L.P. (investment management).	10	None

*   Also serves as a member of the Audit Committees for each Trust. Mr. Gersten is the Chairman of the Audit Committees.

** Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust are considered part of the same “Fund Complex” for these purposes.

In the subsection “Experience, Qualifications, Attributes, and Skills of Trustees” within the section “Management of the Trusts,” the following sentence is hereby added:

Mark D. Gersten.  Mr. Gersten has extensive experience in the investment management industry as well as extensive management experience.

Under the heading “Audit Committee” in the subsection “Committees of the Boards of Trustees” within the section “Management of the Trusts,” the first sentence is hereby replaced with the following:

Each Board of Trustees has a separately-designated standing Audit Committee composed of all of the Disinterested Trustees of the Trust (currently, Ms. Cannella and Messrs. Calhoun and Gersten).

Under the heading “Nominating Committee” in the subsection “Committees of the Boards of Trustees” within the section “Management of the Trusts,” the first sentence is hereby replaced with the following:

All of the Disinterested Trustees (currently, Ms. Cannella and Messrs. Calhoun and Gersten) of each Trust serve as a Nominating Committee responsible for reviewing and recommending qualified candidates to each Board in the event that a position is vacated or created.

As of March 14, 2012, Mr. Gersten did not own any shares of any Fund overseen by the Boards.

SAI-SUP-03-2012

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